Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Short-term borrowings	¥ 50,000	¥ 30,000
Accounts payable	202,054	211,905
Insurance premium payables	56,042	37,514
Contract liabilities	0	2,728
Other payables and accrued expenses	44,434	34,850
Payroll and welfare payable	41,005	56,207
Income taxes payable	2,575	2,440
Amounts due to related parties	2,495	2,451
Deferred tax liabilities	14,875	12,048
Operating lease liabilities	¥ 24,082	¥ 129,299
Treasury Stock, Shares | shares	50,414,900	46,867,940
Allowances of Cash And Cash Equivalents	¥ 170	¥ 520
Contract with Customer, Asset, Allowance for Credit Loss, Current	1,332	440
Accounts Receivable, Allowance for Credit Loss, Current	2,153	1,673
Premium Receivable, Allowance for Credit Loss	33	988
Allowance For Doubtful Accounts Prepaid Expense And Other Receivable Current	910	697
Contract with Customer, Asset, Allowance for Credit Loss, Noncurrent	¥ 533	¥ 131
Common Class A [Member]
Common shares per share | ¥ / shares	¥ 0.00001	¥ 0.00001
Common shares authorized | shares	7,000,000,000	7,000,000,000
Common shares issued | shares	894,456,046	894,456,046
Common shares outstanding | shares	858,266,416	843,968,206
Common Class B [Member]
Common shares per share | ¥ / shares	¥ 0.00001	¥ 0.00001
Common shares authorized | shares	800,000,000	800,000,000
Common shares issued | shares	150,591,207	150,591,207
Common shares outstanding | shares	150,591,207	150,591,207
Variable Interest Entity [Member]
Restricted cash, Current	¥ 61,708	¥ 42,307
Short-term borrowings	50,000	30,000
Accounts payable	156,692	204,587
Insurance premium payables	56,042	37,514
Contract liabilities	0	945
Other payables and accrued expenses	13,083	171,706
Payroll and welfare payable	26,964	50,624
Income taxes payable	2,234	2,440
Amounts due to related parties	2,495	2,451
Deferred tax liabilities	10,971	10,971
Operating lease liabilities	24,082	129,299
Variable Interest Entity [Member] | Nonrecourse [Member]
Operating lease liabilities	¥ 14,953	¥ 16,368